Long Term Liabilities to Banks and Others (Details) - Schedule of long term liabilities to banks and others maturity dates - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of long term liabilities to banks and others maturity dates [Abstract]
First year (current maturities)	$ 89,230	$ 76,656
Second year	76,627	69,500
Third year	51,835	60,310
Fourth year	22,716	38,162
Fifth year and thereafter	6,051	12,344
Total	$ 246,459	$ 256,972